Preparation of financial statements	3 Months Ended
Mar. 31, 2021
Preparation of financial statements
Preparation of financial statements

voxeljet AG

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

1. Preparation of financial statements

Our condensed consolidated interim financial statements include the accounts of voxeljet AG and its wholly-owned subsidiaries voxeljet America Inc., voxeljet UK Ltd. and voxeljet India Pvt. Ltd., as well as voxeljet China Co. Ltd., which are collectively referred to herein as the ‘Group’ or the ‘Company’, which is listed on the NASDAQ Capital Market (“NASDAQ”). In December 2020, management initiated the wind-up of voxeljet UK.

Our condensed consolidated interim financial statements were prepared in compliance with all applicable measurement and presentation rules contained in International Financial Reporting Standards (‘IFRS’) as set forth by the International Accounting Standards Board (‘IASB’) and Interpretations of the IFRS Interpretations Committee (‘IFRIC’). The designation IFRS also includes all valid International Accounting Standards (‘IAS’); and the designation IFRIC also includes all valid interpretations of the Standing Interpretations Committee (‘SIC’). Specifically, these financial statements were prepared in accordance with the disclosure requirements and the measurement principles for interim financial reporting purposes specified by IAS 34. Our condensed consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto that are included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020. The results of operations for the three months ended March 31, 2021, are not necessarily indicative of the results that may be expected for the fiscal year ending December 31, 2021.

The IASB issued a number of new IFRS standards which are required to be adopted in annual periods beginning after January 1, 2021.

Standard	Effective date	Descriptions
IFRS 4	01/2021	Extension of the Temporary Exemption from Applying IFRS 9
IFRS 16	04/2021	Covid-19-Related Rent Concessions
IFRS 9, IAS 39, IFRS 7 and IFRS 16	01/2022	Interest Rate Benchmark Reform
IFRS 3	01/2022	Reference to the Conceptual Framework
IAS 16	01/2022	Proceeds before intended use
IAS 37	01/2022	Onerous contracts – Cost of Fulfilling a Contract
IFRS 1, IFRS 9, IFRS 16 and IAS 41	01/2022	Annual Improvements to IFRS Standards 2018–2020 (IFRS 1, IFRS 9, IFRS 16 and IAS 41)
IFRS 17	01/2023	Amendments to IFRS 17 Insurance Contracts
IAS 1	01/2023	Classifications of Liabilities as Current or Non-Current (Amendment to IAS 1)
IAS 1	01/2023	Amendment to IAS 1 - Disclosure of Accounting Policies
IAS 8	01/2023	Amendment to IAS 8 - Definition of Accounting Estimate

The adoption of standards effective 01/2021 did not have a material impact on the interim financial statements as of and for the three months ended March 31, 2021.  The Company has not yet conclusively determined what impact the new standards, amendments or interpretations effective 01/2022 or later will have on its financial statements, but does not expect they will have a significant impact.

The condensed consolidated interim financial statements as of and for the three months ended March 31, 2021 and 2020 were authorized for issue by the Management Board on May 13, 2021.

Going concern

The financial statements have been prepared on the basis of going concern which contemplates continuity of normal business activities and the realization of assets and settlement of liabilities in the ordinary course of business.

voxeljet has recognized continuous net losses during the three months ended March 31, 2021, full year 2020, 2019 and 2018 amounting to kEUR 8,329 kEUR, 15,481, kEUR 13,978 and kEUR 8,747, respectively. Additionally, voxeljet had negative cash flows from operating activities in the three months ended March 31, 2021, full year 2020, 2019 and 2018 of kEUR 1,757, kEUR 6,598, kEUR 6,592, kEUR 7,331, respectively, mainly due to continuous net losses.

Since the global outbreak of COVID-19, the Company has experienced and expects to continue to experience lower demand in both, the Systems and the Services segment. voxeljet’s clients have postponed and may continue to postpone larger investments and therefore, the demand for 3D printers may also decrease. In addition, the COVID-19 situation could cause further delays in installation of 3D printers at customers’ facilities, which could lead to postponed revenue recognition for those transactions. Since the third quarter of 2020, the Company experienced a slight recovery of demand compared to the prior two quarters in 2020, and in the fourth quarter 2020 as well as the first quarter 2021 this positive trend has continued, although, demand is not on the same level like before COVID-19. Both a decrease in revenues as well as potential delays in the installations increase the risk and likelihood of lower cash inflows. Such risks have been evaluated by management and consequently have been considered in the Company’s liquidity forecast, which assumes voxeljet’s business plan is executed appropriately and sales track as expected. Management updates the liquidity forecast on an ongoing basis.

In January 2021, the Company has successfully completed its registered direct offering and sale of 621,170 ordinary shares in the form of ADS at a purchase price of € 13.33 per share (this equals $16.16 per ordinary share based on the exchange rate as of the close of business in New York on January 14, 2021). This provided voxeljet with gross proceeds of the offering amount to approximately $10 million (€  8.3 million) before deducting fees and expenses. In February 2021, the Company completed another registered direct offering and sale of 443,414 ordinary shares in the form of ADS at a purchase price of € 22.27 per ordinary share (this equals $26.95 per ordinary share based on the exchange rate as of the close of business in New York on February 9, 2021). This provided voxeljet with gross proceeds of approximately $12 million (€  9.9 million) before deducting fees and expenses. Those capital increases improved the Company’s liquidity as well as equity ratio significantly. In spite of this success, management is taking further steps to raise further funds which may include debt or equity financing, not without mentioning, that there can be no assurance that voxeljet will be able to raise further funds on terms favorable to the Company, if at all. The proceeds from those capital increases, net of transaction costs and tax, amounted to approximately € 16.0 million.

Based on the Company’s current liquidity and capital resources in combination with the current liquidity forecasts, management believes that the Company has the ability to meet its financial obligations for at least the next 24 months and therefore continues as a going concern.

Impairment test

Non-financial assets are tested for impairment if there are indicators that the carrying amounts may not be recoverable. The Company considers the COVID-19 situation as such an indicator. Therefore, voxeljet performed an impairment test for the non‑financial assets for the end of the reporting period. An impairment loss is recognized in the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is defined as the higher of an asset’s fair value less cost to sell and its value in use. As individual assets do not generate largely independent cash flows, impairment testing is performed at the cash generating unit level. An individual fixed asset within a CGU cannot be written down below fair value less cost incurred to sell the individual asset. The impairment test, which the Company performed, did not lead to any write downs.